COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details)	Dec. 31, 2022 USD ($) legalAction	Feb. 29, 2016 USD ($)
Loss Contingencies [Line Items]
Unaccrued amounts of reasonably possible range of losses	$ 250,000,000
Federal home loan bank stock	394,000,000
Carrying value of collateral pledged for federal home loan bank	11,800,000,000
Commitments by the Company to provide equity financing	1,300,000,000
Commitments under existing mortgage loan agreements	703,000,000
Letter of Credit
Loss Contingencies [Line Items]
Undrawn balance	17,000,000
Trust Notes
Loss Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity	$ 10,000,000,000
Equitable Financial | New York
Loss Contingencies [Line Items]
Number of actions | legalAction	2
Brach Family Foundation Litigation
Loss Contingencies [Line Items]
Liability for future policy benefits, face value of policy		$ 1,000,000